Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000233024
Shareholder Report [Line Items]
Fund Name	INQQ The India Internet ETF
Class Name	INQQ The India Internet ETF
Trading Symbol	INQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://inqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://inqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
INQQ The India Internet ETF	$82	0.86%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	INQQ The India Internet ETF	MSCI India Index (USD) (TR)Footnote Reference*	INQQ The India Internet Index (USD) (NR)Footnote Reference†
Apr/22	$10,000	$10,000	$10,000
Aug/22	$7,830	$9,542	$7,859
Aug/23	$7,750	$9,715	$7,936
Aug/24	$9,967	$13,629	$10,828
Aug/25	$9,928	$12,315	$10,852
Aug/26	$9,000	$11,884	$9,973

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,889,948
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 443,534
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,889,948	26	$443,534	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.5%
Industrials	2.6%
Energy	6.8%
Communication Services	9.4%
Financials	36.2%
Consumer Discretionary	44.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Eternal	8.0%
Bajaj Finance	7.6%
Reliance Industries	6.8%
One 97 Communications	6.1%
PB Fintech	5.8%
Jio Financial Services	5.8%
Info Edge India	5.2%
FSN E-Commerce Ventures	5.1%
Lenskart Solutions	5.1%
Swiggy	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://inqqetf.com/materials/